Balance Sheet Components - Schedule of Expected Future Amortization Expense of the Intangible Assets (Details) - USD ($) $ in Thousands	Apr. 30, 2019	Apr. 30, 2018
Goodwill And Intangible Assets Disclosure [Abstract]
2020	$ 2,649
2021	2,616
2022	1,397
2023	61
2024	0
Net Book Value	$ 6,723	$ 8,324